CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash flows from operating activities:
Net income (loss)	$ (185,352)	$ (221,657)	$ 60,078
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation expense	23,544	28,241	21,649
Gain on deconsolidation of subsidiaries	(12,895)		(489)
(Gain) loss on disposal of equity method investment		1,924	(56,993)
Depreciation and amortization	2,678	8,935	18,488
Exchange loss on offshore accounts	4	174	2,277
Impairment on intangible assets			15,461
Impairment on long-term investments	102,307	4,258
Loss on expiration of warrant	901
Impairment on goodwill			46,864
Interest income from long-term available-for-sale investment	(298)
Provision for doubtful accounts-accounts receivable	(205)	788	2,090
Provision for doubtful accounts- others	369	836	305
Provision for financing receivable losses	12,436	3,665
Write off of financing receivable	(119)
Loss (gain) on disposal of equipment	(95)	(988)	1,797
(Gain) loss on short-term investments and fair value change of derivatives	(552)	98,112	(139,265)
Realized gain on long-term available-for-sale investment	(729)
(Earnings) loss in equity method investments	18,183	3,019	(49,015)
Fair value change of put option and liability-classified warrant	(105)	6,270
Changes in operating assets and liabilities:
Accounts and notes receivable	(881)	7,613	(6,480)
Financing receivable	10	(217)
Prepaid expenses and other current assets	7,934	(22,788)	(9,740)
Other non-current assets	490	19,313	3,164
Intercompany loan to Qianjun Technology (see Note 4.2)			21,831
Intercompany loan to Online Gaming (see Note 4.3)	7,500
Accounts payable	797	1,266	762
Amounts due from/to related parties	1,167	1,260	61,404
Accrued expenses and other current liabilities	2,037	1,090	(6,509)
Interest payable to investors	(531)	870
Deferred revenue and advance from customers	2,780	397	(1,195)
Other non-current liabilities	5,332	966	(152)
Income tax payable	2,288	(2,624)	1,614
Deferred income taxes			4,576
Profit distribution received from Japan Macro		9,235	63,917
Net cash provided by (used in) operating activities	(11,005)	(50,042)	56,439
Cash flows from investing activities:
Restricted cash	(9,630)	(22,532)
(Increase) decrease in term deposits		493,471	(3,414)
Proceeds from principal repayments of financing receivable	626,775	126,535
Payments to provide financing receivable	(799,174)	(289,041)
Proceeds from sale of trading securities	22,632	63,822
Proceeds from sale of available-for-sale securities		62,704	415,528
Proceeds from sale of derivative financial instruments		2,580	80,861
Proceeds from principal return on Series 2012-A Senior Secured Sofi Loan Notes ("SoFi Loan Note")	5,879	984	1,370
Proceeds from sale of subsidiary, net of $168 cash disposed of			3,001
Proceeds from sale of equity method investment	18,460	94	46,484
Proceeds from capital withdrawal from equity method investees	29,634	60,279	74,721
Dividend received from trading securities		19
Dividend received from available-for-sale securities		157	1,050
Purchase of trading securities	(19,702)	(67,986)
Purchase of available-for-sale securities		(29,833)	(129,407)
Purchase of derivative financial instruments	(264)	(101,409)	(118,470)
Purchase of equity method investments, call option and warrant	(16,331)	(225,885)	(161,271)
Purchase of cost method investment	(28,344)	(179,262)	(26,969)
Purchase of long-term available-for-sale investments	(6,150)	(132,957)	(56,492)
Proceeds from disposal of equipment	142	1,084	386
Purchases of equipment and property	(357)	(806)	(8,028)
Purchases of intangible assets		(386)	(1,574)
Settlement of put option	(7,000)
Cash disposed of from deconsolidation of subsidiaries	(6,176)
Loan to noncontrolling shareholder		(1,930)
Loan to related party	(14,625)	(4,775)
Proceeds from repayment of related party loans	11,701	4,775
Loans to third parties	(4,518)	(21,898)	(8,561)
Proceeds from repayment of third party loans	3,765	13,212
Net cash provided by (used in) investing activities	(193,283)	(248,984)	109,215
Cash flows from financing activities:
Repurchase of ordinary shares		(10,292)	(76,462)
Proceeds from exercise of share options	1,430	1,231	2,514
Repayment of promissory note issued to Nuomi Inc.			(60,884)
Proceeds from investors	844,712	174,543
Payment to investors	(637,931)	(125,001)
Repayment of short-term borrowings	(108,292)
Repayment of long-term borrowing	(23,608)
Proceeds from short-term borrowings	39,072	107,134
Proceeds from long-term borrowings		130,885
Proceeds from loan provided by a related party	10,692
Restricted cash for short-term borrowing	100,000	(100,000)
Capital injection by noncontrolling shareholder		1,930
Net cash (used in) provided by financing activities	226,075	180,430	(134,832)
Net increase (decrease) in cash and cash equivalents	21,787	(118,596)	30,822
Cash and cash equivalents at beginning of year	60,837	183,025	154,308
Effect of exchange rate changes	(3,254)	(3,592)	(2,105)
Cash and cash equivalents at end of year	79,370	60,837	183,025
Supplemental schedule of cash flows information:
Interest paid	12,249	2,793
Income taxes paid	123	6,744	11
Schedule of non-cash activities:
Payable for acquisition of property, plant and equipments included in accrued expenses and other liabilities	3	43
Acquisition of property, plant and equipments and other intangible assets through utilization of deposits			1,514
Purchase of long-term available-for-sale investment through exchange of equity interest in a subsidiary	1,742
Acquisition of equity method investment through settlement of loan from a related party	4,905
Repurchase of ordinary shares through utilization of deposits			$ 10,860